Other Liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Other Liabilities (Details) [Line Items]
Net income percentage	10.00%
Future payment (in Yuan Renminbi)	¥ 2,450,370
Other liabilities description	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.
Minimum [Member]
Other Liabilities (Details) [Line Items]
Initial term of guarantee liabilities	1 year
Remaining term of guarantee liabilities	1 year
Maximum [Member]
Other Liabilities (Details) [Line Items]
Initial term of guarantee liabilities	10 years
Remaining term of guarantee liabilities	10 years